Revenue - Summary of Revenue by Segment (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of reportable segments [line items]
Revenue from contracts with customers	$ 20,858	$ 20,088	$ 42,748
Other revenue	(116)	438	381
Total revenue	20,742	20,526	43,129
Reportable segments [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue from contracts with customers	3,071	2,525	5,194
Other revenue	132	56	214
Total revenue	3,203	2,581	5,408
Reportable segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue from contracts with customers	5,328	5,790	12,660
Other revenue	(259)	342	121
Total revenue	5,069	6,132	12,781
Reportable segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue from contracts with customers	7,401	7,196	14,782
Other revenue	17	25	28
Total revenue	7,418	7,221	14,810
Reportable segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue from contracts with customers	4,509	4,044	8,887
Other revenue	3	3	2
Total revenue	4,512	4,047	8,889
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue from contracts with customers	549	533	1,225
Other revenue	(9)	12	16
Total revenue	$ 540	$ 545	$ 1,241